Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 527,044	$ 628,615	$ 619,283
Accumulated depreciation	(428,076)	(480,883)	(361,360)
Property and equipment, net	98,967	147,732	257,923
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	296,851	398,422	389,090
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,000	15,000	15,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 215,193	$ 215,193	$ 215,193